Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Oct. 21, 2020
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2020
Document Effective Date	Oct. 21, 2020
Prospectus Date	Oct. 21, 2020
RAREVIEW DYNAMIC FIXED INCOME ETF | RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Trading Symbol	RDFI
RAREVIEW TAX ADVANTAGED INCOME ETF | RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]
Trading Symbol	RTAI